Related parties	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related parties	Related parties
Key management personnel compensation
The compensation presented below, granted to the members of the Executive Board and Supervisory Board was recognized in expenses over the period shown:

	For the year ended December 31,
(in thousands of euros)	2023	2022	2021
Salaries, wages and benefits	1,735	1,464	1,245
Share-based payments	2,386	2,501	2,018
Supervisory Board’s fees	225	225	375
Total compensation to related parties	4,346	4,190	3,638

The methods used to measure share-based payments are presented in Note 17.